Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Cash flows from operating activities:
Net loss	$ (6,475,890)	$ (10,663,601)	$ (2,071,259)
Plus: Income from discontinued operations, net of taxes		5,547,024	2,589,063
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Amortization	101,929	103,117	100,243
Depreciation	3,665,474	2,759,120	2,006,276
(Gain) Loss on disposal of property, plant and equipment	37,094	(134,669)	43,311
Provision for impairment of property, plant and equipment	7,907	159,209
Stock compensation expense	4,517	36,378	258,128
Shares issued to an employee			9,108
Gain on disposal of available-for-sale investments		(1,052)
Realized gain on available-for-sale investments		(13,980)
Deferred tax	(8,001)		(21,861)
Foreign exchange	(34,275)	(36,076)	451,079
Changes in operating assets and liabilities:
Accounts and bills receivable	754,445	(5,406,403)	11,305,230
Prepaid expenses	28,182	43,768	(136,367)
Deposits and other assets	97,222	(1,875,017)	37,744
Inventories	757,417	(2,096,040)	176,868
Accounts payable	1,746,421	5,481,337	(538,343)
Accrued salaries, allowances and other employee benefits	95,015	97,808	1,217,697
Other accrued liabilities	(654,305)	305,863	3,924,708
Amount due from a related party		6,272	(7,043)
Income tax payable	(208,400)	(423,781)	(1,495,465)
Cash provided by (used in) operating activities-continuing operations	(85,248)	(6,110,723)	17,849,117
Cash provided by (used in) operating activities-discontinued operations		427,326	(7,903,004)
Net cash provided by (used in) operating activities	(85,248)	(5,683,397)	9,946,113
Cash flows from investing activities:
Proceeds from disposal of property, plant and equipment		163,683	160
Deposits paid for purchase of property, plant and equipment	12,818	68,940	(209,801)
Purchases of property, plant and equipment	(1,518,904)	(5,987,481)	(6,846,445)
Increase in time deposits	(1,324,318)	(11,339,515)
Proceeds from disposal of available-for-sale investments	1,000,000	18,218	2,000,000
Cash used in investing activities-continuing operations	(1,830,404)	(17,076,155)	(5,056,086)
Cash used in investing activities-discontinued operations		(32,682)	(260,517)
Net cash used in investing activities	(1,830,404)	(17,108,837)	(5,316,603)
Cash flows from financing activities:
Receipts (Deposits) of restricted cash	(5,832,940)	10,738,758	(9,850,513)
Proceeds from (Repayments of) short-term bank loans	(513,390)	2,478,656	757,941
Proceeds from exercise of stock options		14,250
Cash dividend paid			(3,040,753)
Cash provided by (used in) financing activities - continuing operations	(6,346,330)	13,231,664	(12,133,325)
Cash used in financing activities - discontinued operations	0	0	0
Net cash provided by (used in) financing activities	(6,346,330)	13,231,664	(12,133,325)
Effect of foreign exchange rate changes on cash	(56,364)	(4,505)	96,458
Net decrease in cash and cash equivalents	(8,318,346)	(9,565,076)	(7,407,357)
Cash and cash equivalents at beginning of fiscal year	22,820,300	32,385,376	39,792,733
Cash and cash equivalents at end of fiscal year	14,501,954	22,820,300	32,385,376
Supplemental disclosure information:
Cash paid for interest	240,587	137,687	109,749
Cash paid for taxes	$ 5,762	$ 169,526	$ 700,334